Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Financial Assets Measured at Fair Value on a Recurring Basis
Financial assets measured at fair value on a recurring basis using the above input categories were as follows (in thousands):

		Fair Value at
	Pricing Category	December 31,
		2021	2020
Assets:
Cash equivalents:
Money market funds	Level 1	$102,978	$744
U.S. Treasury securities	Level 1	49,996	64,997
Short-term investments:
U.S. Treasury securities	Level 1	330,053	68,990
Corporate debt securities	Level 2	160,914	—
Total		$643,941	$134,731
Liabilities:
Other non-current liabilities:
Derivative liability	Level 3	$—	$70,870
Legacy Proterra warrant liability	Level 3	—	39,670
Total		$—	$110,540

Summary of Cash Equivalents and Marketable Securities
The following is a summary of cash equivalents and marketable securities as of December 31, 2021 (in thousands):

	Amortized Cost	Unrealized Losses	Estimated Fair Value
Cash equivalents:
Money market funds	$102,978	$—	$102,978
U.S. Treasury securities	49,996	—	49,996
Short-term investments:
U.S. Treasury securities	330,618	(565)	330,053
Corporate debt securities	160,937	(23)	160,914
Total	$644,529	$(588)	$643,941

Debt Securities, Available-for-sale	The contractual maturities of short-term investments are as follows (in thousands):

	December 31,
	2021	2020
Due within one year	$291,525	$68,990
Due after one year to two years	199,442	—
Total	$490,967	$68,990

Changes in Fair Value of Derivative and Warrant Liabilities
A summary of the changes of the derivative liability and warrant liabilities is as follows (in thousands):

	Derivative liability	Legacy Proterra warrant liability	Private placement warrant liability	Public warrant liability
Fair value as of December 31, 2020	$70,870	$39,670	$—	$—
Warrant liability acquired as part of the reverse recapitalization	—	—	57,610	84,640
Change in fair value	111,684	47,346	(38,589)	(50,264)
Reclassification of liability upon the reverse recapitalization	(182,554)	(69,320)	—	—
Reclassification of liability upon exercise of warrants	—	(17,696)	(19,021)	(34,376)
Fair value as of December 31, 2021	$—	$—	$—	$—